Off Balance Sheet Commitments (Details) - USD ($) $ in Millions	May 13, 2024	May 10, 2024
Novavax
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment		$ 500
Total Milestone Payments		1,200
Development Regulatory And Launch Milestone Payments		700
Additional Launch And Sales Milestone Payments		$ 200
Fulcrum Therapeutics
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment	$ 80
Contingent Milestone Payments	$ 975